Employee Incentive, Retirement, and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Expense and Related Income Tax Benefit

A summary of the Company’s stock-based compensation and related income tax benefit is as follows:

Year Ended December 31,	2012	2011	2010

Stock option expense	$57	$61	$53
Restricted stock unit expense	40	23	10
Restricted stock award expense	5	12	21
Employee stock purchase plan expense	3	3	3

Total stock-based compensation expense	$105	$99	$87

Income tax benefit on stock-based compensation	$(39)	$(37)	$(33)

Stock Option Activity

The Company’s stock option activity is summarized below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	of Options	per Share	Life (in years)	Value

Outstanding at December 31, 2011	58	$ 16.20
Granted	11	$ 13.51
Exercised	(4)	$ 10.81
Forfeited	(2)	$ 13.99
Expired	(6)	$ 16.80

Outstanding at December 31, 2012	57	$ 16.04	6.70	$ 39

Vested and expected to vest at December 31, 2012	54	$ 16.16	6.59	$ 36

Vested and exercisable at December 31, 2012	31	$ 17.73	5.11	$ 13

Information on Stock Options Granted and Exercised

Information on stock options granted and exercised is presented below:

Year Ended December 31,	2012	2011	2010

Weighted-average fair value of options granted per share	$4.07	$4.16	$5.36
Cash received from options exercised	$35	$96	$35
Tax benefit realized on options exercised	$1	$7	$5
Aggregate intrinsic value of options exercised	$9	$38	$17

Assumptions Used to Value Options Granted and Their Expected Lives

The assumptions used to value the Company’s options granted during the years presented and their expected lives were as follows:

Year Ended December 31,	2012	2011	2010

Weighted-average expected dividend yield	.99%	.85%	.71%
Weighted-average expected volatility	31%	36%	35%
Weighted-average risk-free interest rate	1.8%	2.1%	2.8%
Expected life (in years)	3.0 – 6.7	0.0 – 6.3	3.0 – 5.9

Restricted Stock Units Activity

The Company’s restricted stock units activity is summarized below:

		Weighted-
		Average Grant
	Number	Date Fair Value
	of Units	per Unit

Outstanding at December 31, 2011	8	$ 13.23
Granted	6	$ 13.60
Vested	(2)	$ 13.55
Forfeited	(1)	$ 13.29

Outstanding at December 31, 2012	11	$ 13.34